Financial Debt (Details)	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Financial Debt [Line Items]
Convertible note instrument with farmers	$ 940,000
Early conversion option strike price per share | $ / shares	$ 6
Initial interest rate	5.00%
Interest rate for convertible notes	10.00%
Invim Corporativo S.L. [Member]
Financial Debt [Line Items]
Related to such convertible note	$ 10,000,000